Discontinued Operations	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

3. Discontinued Operations

The Partnership’s discontinued operations relate to the operations of Diamond S, as following the spin-off, the Partnership has no continuing involvement in this business (Note 1).

Summarized selected operating results of the Partnership’s discontinued operations for the period from January 1, 2019 to the date of the completion of the DSS Transaction on March 27, 2019 were as follows:

Major items constituting net loss from discontinued operations
2019
Revenues	$46,172
Expenses
Voyage expenses	12,655
Vessel operating expenses	15,506
General and administrative expenses	2,564
Vessel depreciation and amortization	9,630
Impairment of vessels	149,578
Interest expense and finance cost	3,174
Other income	(59)
Net loss from discontinued operations	$(146,876)

As the Partnership spun-off its tanker business on March 27, 2019, assets and liabilities contributed to the DSS Transaction are no longer included in the consolidated balance sheet as of December 31, 2019.

During 2019 the Partnership paid advances relating to the purchase of exhaust gas cleaning systems and ballast water treatment systems that would be installed to certain of its vessels that were part of Crude and Product tanker business, of $1,110.